General (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 21, 2020	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
General (Details) [Line Items]
Cash equivalents, short-term deposits and long-term deposits		$ 52,906		$ 52,906
Net Income (Loss) Attributable to Parent		(10,477)	$ (16,993)	(19,164)	$ (22,862)	$ (36,869)
Cash flows from operating activities				13,551
Accumulated deficit		$ (151,450)		$ (151,450)		$ (132,286)
Description of reverse share split	the Company’s Board of Directors resolved to consolidate the Company’s share capital by applying a reverse share split at a ratio of 1.046:1 and to cancel the Company’s ordinary shares (the “Ordinary Shares”) par value, such that every 1.046 Ordinary Shares of NIS 0.8 par value, were substituted by 1 Ordinary Share with no par value (“the Split”). The Split was applied in the same proportion and manner to all of the Company’s authorized, issued and outstanding securities, including preferred shares, options and warrants.
Initial Public Offering [Member]
General (Details) [Line Items]
Sale of ordinary shares (in Shares)					4,312,500
Aggregate net proceeds					$ 62,757
Over-Allotment Option [Member]
General (Details) [Line Items]
Sale of ordinary shares (in Shares)					562,500